Summary of significant accounting policies (Details Narrative) € in Thousands, $ in Thousands			6 Months Ended
	Jun. 06, 2022 USD ($) shares	Jun. 06, 2022 EUR (€) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€) shares	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)
IfrsStatementLineItems [Line Items]
Cash equivalents				€ 3,100
Retained earnings				(205,623)		€ (191,777)
Operating loss				(66)	€ (360)
Directors [member]
IfrsStatementLineItems [Line Items]
Short-term investments				2,600
Selling general and administrative expenses				2,600
Retained earnings				205,600
Operating loss				160,700
Belike nominees pty ltd [member]
IfrsStatementLineItems [Line Items]
Senior convertible notes				€ 20,000
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Commissions	$ 100	€ 100
At the market issuance sales agreement [member]
IfrsStatementLineItems [Line Items]
Aggregate offering price | $	$ 30,000
At the market issuance sales agreement [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares sold | shares	681,926	681,926		726,851
Net proceeds	$ 3,700	€ 3,700	$ 2,600	€ 2,400
Commissions			$ 100	€ 100